Investment Portfolio - September 30, 2024

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

LOAN ASSIGNMENTS - 3.8%

Allwyn Entertainment Financing U.S.
LLC, (3 mo. U.S. Secured Overnight
Financing Rate + 2.250%), 7.554%,
6/30/2031[2]	8,000,000	$7,985,040
McGraw-Hill Education, Inc., 2024 Term
Loan, (1 mo. U.S. Secured Overnight
Financing Rate + 3.750%), 8.604%,
8/1/2031[2]	14,000,000	14,052,500
WestJet Loyalty LP, Initial Term Loan
(Canada) (3 mo. U.S. Secured
Overnight Financing Rate + 3.750%),
9.082%, 2/14/2031[2]	23,049,237	22,780,253

TOTAL LOAN ASSIGNMENTS
(Identified Cost $44,986,578)		44,817,793

CORPORATE BONDS - 88.4%

Non-Convertible Corporate Bonds- 88.4%
Communication Services - 10.2%
Diversified Telecommunication Services - 1.4%
LCPR Senior Secured Financing DAC
(Puerto Rico), 6.75%, 10/15/2027[3]	5,160,000	4,715,887
Vmed O2 UK Financing I plc (United
Kingdom), 4.75%, 7/15/2031[3]	12,705,000	11,310,321
		16,026,208
Media - 7.4%
Cable One, Inc., 4.00%, 11/15/2030[3]	19,805,000	15,764,511
CCO Holdings LLC - CCO Holdings
Capital Corp., 4.25%, 2/1/2031[3]	18,490,000	16,300,933
Nexstar Media, Inc., 4.75%, 11/1/2028[3]	18,500,000	17,645,464
Sable International Finance Ltd. (Chile),
7.125%, 10/15/2032[3]	660,000	662,394
Sirius X.M. Radio, Inc., 3.875%,
9/1/2031[3]	5,535,000	4,820,923
Stagwell Global LLC, 5.625%,
8/15/2029[3]	17,000,000	16,497,221
TEGNA, Inc., 4.625%, 3/15/2028	16,985,000	16,290,559
		87,982,005
Wireless Telecommunication Services - 1.4%
Millicom International Cellular S.A.
(Guatemala), 4.50%, 4/27/2031[3]	18,435,000	16,618,085

Total Communication Services		120,626,298
Consumer Discretionary - 7.1%
Diversified Consumer Services - 0.6%
The ADT Security Corp., 4.875%,
7/15/2032[3]	7,520,000	7,194,653

Hotels, Restaurants & Leisure - 2.6%
Affinity Interactive, 6.875%, 12/15/2027[3]	26,515,000	22,774,824
Allwyn Entertainment Financing UK plc
(Czechia), 7.875%, 4/30/2029[3]	6,916,000	7,294,390
		30,069,214
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 2.5%
Adams Homes, Inc., 9.25%, 10/15/2028[3]	15,180,000	$16,197,803
LGI Homes, Inc., 4.00%, 7/15/2029[3]	14,992,000	13,868,971
		30,066,774
Specialty Retail - 1.4%
Staples, Inc., 10.75%, 9/1/2029[3]	16,750,000	16,252,244

Total Consumer Discretionary		83,582,885

Consumer Staples - 3.9%
Consumer Staples Distribution & Retail - 1.6%
C&S Group Enterprises LLC, 5.00%,
12/15/2028[3]	20,030,000	17,052,237
Ingles Markets, Inc., 4.00%, 6/15/2031[3]	2,766,000	2,529,343
		19,581,580
Food Products - 2.3%
Fiesta Purchaser, Inc., 9.625%,
9/15/2032[3]	9,885,000	10,255,389
Minerva Luxembourg S.A. (Brazil),
4.375%, 3/18/2031[3]	18,700,000	16,606,575
		26,861,964
Total Consumer Staples		46,443,544

Energy - 12.4%
Energy Equipment & Services - 1.4%
Borr IHC Ltd. - Borr Finance LLC
(Mexico), 10.00%, 11/15/2028[3]	15,910,793	16,521,331

Oil, Gas & Consumable Fuels - 11.0%
Alliance Resource Operating Partners
LP - Alliance Resource Finance Corp.,
8.625%, 6/15/2029[3]	14,800,000	15,735,697
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates),
8.50%, 9/24/2025 (Acquired
09/10/2020-09/15/2023, cost
$10,148,656)[4]	11,286,718	10,213,002
Martin Midstream Partners LP - Martin
Midstream Finance Corp., 11.50%,
2/15/2028[3]	9,860,000	10,851,889
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/2031[3]	11,100,000	10,937,172
New Fortress Energy, Inc., 8.75%,
3/15/2029[3]	25,929,000	19,555,196
NGL Energy Operating LLC - NGL
Energy Finance Corp., 8.375%,
2/15/2032[3]	16,913,000	17,417,608
Summit Midstream Holdings LLC,
8.625%, 10/31/2029[3]	16,000,000	16,740,845
Venture Global LNG, Inc., 9.50%,
2/1/2029[3]	24,995,000	28,087,981
		129,539,390
Total Energy		146,060,721

Investment Portfolio - September 30, 2024

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 19.1%
Capital Markets - 6.2%
BGC Group, Inc., 6.60%, 6/10/2029[3]	25,000,000	$25,846,010
BlackRock TCP Capital Corp., 6.95%,
5/30/2029	15,958,000	16,261,190
Drawbridge Special Opportunities Fund
LP - Drawbridge Special Opportunities
Finance Corporation, 3.875%,
2/15/2026[3]	6,500,000	6,322,303
StoneX Group, Inc., 7.875%, 3/1/2031[3]	10,835,000	11,541,062
VFH Parent LLC - Valor Co-Issuer, Inc.,
7.50%, 6/15/2031[3]	12,580,000	13,213,612
		73,184,177
Consumer Finance - 4.6%
Encore Capital Group, Inc., 9.25%,
4/1/2029[3]	14,765,000	15,904,334
Navient Corp., 5.625%, 8/1/2033	24,500,000	21,751,609
PRA Group, Inc., 8.875%, 1/31/2030[3]	16,310,000	16,970,432
		54,626,375
Financial Services - 5.4%
Burford Capital Global Finance LLC,
6.875%, 4/15/2030[3]	7,595,000	7,589,415
Jefferies Finance LLC - JFIN Co-Issuer
Corp., 5.00%, 8/15/2028[3]	8,610,000	8,193,440
Jefferson Capital Holdings LLC, 9.50%,
2/15/2029[3]	18,595,000	19,877,610
Oxford Finance LLC - Oxford Finance
Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	17,190,000	17,088,106
Provident Funding Associates LP - PFG
Finance Corp., 9.75%, 9/15/2029[3]	11,065,000	11,290,255
		64,038,826
Insurance - 1.4%
SiriusPoint Ltd. (Sweden), 7.00%,
4/5/2029	15,525,000	16,289,673

Mortgage Real Estate Investment Trusts (REITS) - 1.5%
Starwood Property Trust, Inc., 7.25%,
4/1/2029[3]	16,120,000	16,905,216

Total Financials		225,044,267

Health Care - 8.3%
Health Care Providers & Services - 4.8%
AdaptHealth LLC, 6.125%, 8/1/2028[3]	5,425,000	5,429,487
CHS/Community Health Systems, Inc.,
5.25%, 5/15/2030[3]	18,505,000	17,091,976
Pediatrix Medical Group, Inc., 5.375%,
2/15/2030[3]	17,300,000	16,769,431
Prime Healthcare Services, Inc.,
9.375%, 9/1/2029[3]	16,720,000	17,277,799
		56,568,693
Life Science Tools & Service - 1.4%
Star Parent, Inc., 9.00%, 10/1/2030[3]	15,685,000	16,851,796
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals - 2.1%
Bausch Health Companies, Inc.,
4.875%, 6/1/2028[3]	11,982,000	$9,378,138
Organon & Co. - Organon Foreign Debt
Co-Issuer B.V., 5.125%, 4/30/2031[3]	16,500,000	15,527,276
		24,905,414
Total Health Care		98,325,903

Industrials - 11.9%
Commercial Services & Supplies - 2.4%
Matthews International Corp., 8.625%,
10/1/2027[3]	11,095,000	11,308,579
The GEO Group, Inc., 8.625%,
4/15/2029	16,000,000	16,634,529
		27,943,108
Construction & Engineering - 3.2%
Global Infrastructure Solutions, Inc.,
7.50%, 4/15/2032[3]	16,490,000	16,971,975
IHS Holding Ltd. (Nigeria), 6.25%,
11/29/2028[3]	21,640,000	20,292,204
		37,264,179
Electrical Equipment - 0.9%
Atkore, Inc., 4.25%, 6/1/2031[3]	12,235,000	11,172,154

Industrial Conglomerate - 1.4%
Icahn Enterprises LP - Icahn Enterprises
Finance Corp., 9.00%, 6/15/2030[3]	16,755,000	16,863,178

Passenger Airlines - 2.2%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[3]	1,138,186	1,155,252
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%,
3/1/2026	3,066,961	2,989,785
Series 2019-2, Class B, 3.50%,
5/1/2028	4,610,273	4,319,663
VistaJet Malta Finance plc - Vista
Management Holding, Inc.
(Switzerland), 9.50%, 6/1/2028[3]	17,310,000	16,900,878
		25,365,578
Trading Companies & Distribution - 1.4%
Verde Purchaser LLC, 10.50%,
11/30/2030[3]	15,090,000	16,383,319

Trading Companies & Distributors - 0.4%
Airborne Capital USA LLC, 10.50%,
8/2/2029	5,000,000	4,871,967

Total Industrials		139,863,483

Investment Portfolio - September 30, 2024

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 6.6%
Communications Equipment - 2.2%
Connect Finco S.A.R.L - Connect U.S.
Finco LLC (United Kingdom), 9.00%,
9/15/2029[3]	15,675,000	$15,179,556
Viasat, Inc., 7.50%, 5/30/2031[3]	15,560,000	10,718,565
		25,898,121
IT Services - 1.7%
Unisys Corp., 6.875%, 11/1/2027[3]	21,740,000	20,835,748

Software - 2.7%
Dye & Durham Ltd. (Canada), 8.625%,
4/15/2029[3]	15,000,000	15,868,622
RingCentral, Inc., 8.50%, 8/15/2030[3]	14,615,000	15,626,570
		31,495,192
Total Information Technology		78,229,061

Materials - 5.6%
Chemicals - 1.4%
Cerdia Finanz GmbH (Germany),
9.375%, 10/3/2031[3]	16,640,000	16,972,098

Containers & Packaging - 0.6%
Sealed Air Corp., 6.875%, 7/15/2033[3]	6,165,000	6,718,625
Metals & Mining - 3.6%
Endeavour Mining plc (Burkina Faso),
5.00%, 10/14/2026[3]	14,127,000	13,681,332
Infrabuild Australia Pty Ltd. (Australia),
14.50%, 11/15/2028[3]	19,400,000	19,685,388
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.70%, 5/12/2031[3]	9,202,413	8,702,320
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022
(Acquired 10/10/2017-05/15/2020,
cost $1,518,841)[4,5]	6,535,000	65
		42,069,105
Total Materials		65,759,828
Real Estate - 2.0%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%,
5/25/2026	5,455,000	5,315,173
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs - 1.5%
ATP Tower Holdings LLC - Andean
Tower Partners Colombia SAS -
Andean Telecom Par (Chile), 4.05%,
4/27/2026[3]	13,825,000	$13,383,890
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 09/21/2021-
07/08/2022, cost $4,114,250)[4]	4,355,000	4,499,176
		17,883,066
Total Real Estate		23,198,239

Utilities - 1.3%
Independent Power and Renewables - 1.3%
TerraForm Power Operating LLC, 4.75%,
1/15/2030[3]	16,450,000	15,737,032
TOTAL CORPORATE BONDS
(Identified Cost $1,020,165,617)		1,042,871,261

ASSET-BACKED SECURITIES - 0.3%

Oxford Finance Funding Trust, Series
2023-1A, Class A2, 6.716%,
2/15/2031[3]
(Identified Cost $3,850,000)	3,850,000	3,904,926

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%

PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate
+ 6.000%), 10.855%, 7/25/2029
(Acquired 07/24/2023, cost
$4,476,609)[2,4]
(Identified Cost $4,476,609)	4,476,609	4,476,044

EXCHANGE-TRADED FUND - 3.3%

iShares Broad USD High Yield
Corporate Bond ETF
(Identified Cost $38,712,716)	1,040,030	39,157,129

SHORT-TERM INVESTMENT - 4.4%

Dreyfus Government Cash Management,
Institutional Shares, 4.80%[6]
(Identified Cost $51,527,597)	51,527,597	51,527,597

TOTAL INVESTMENTS - 100.6%
(Identified Cost $1,163,719,117)		1,186,754,750
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(6,967,095)
NET ASSETS - 100%		$1,179,787,655

Investment Portfolio - September 30, 2024

(unaudited)

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of September 30, 2024.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $927,339,796, which represented 78.6% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2024 was $19,188,287, or 1.6% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Rate shown is the current yield as of September 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$44,817,793	$—	$44,817,793	$—
Corporate debt:
Communication Services	120,626,298	—	120,626,298	—
Consumer Discretionary	83,582,885	—	83,582,885	—
Consumer Staples	46,443,544	—	46,443,544	—
Energy	146,060,721	—	146,060,721	—
Financials	225,044,267	—	225,044,267	—
Health Care	98,325,903	—	98,325,903	—
Industrials	139,863,483	—	139,863,483	—
Information Technology	78,229,061	—	78,229,061	—
Materials	65,759,828	—	65,759,828	—
Real Estate	23,198,239	—	23,198,239	—
Utilities	15,737,032	—	15,737,032	—
Asset-backed securities	3,904,926	—	3,904,926	—
Commercial mortgage-backed securities	4,476,044	—	4,476,044	—
Exchange-traded fund	39,157,129	39,157,129	—	—
Short-Term Investment	51,527,597	51,527,597	—	—
Total assets	$1,186,754,750	$90,684,726	$1,096,070,024	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or September 30, 2024.

Investment Portfolio - September 30, 2024

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.